Schedule of Investments PIMCO Municipal Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.4% ¤
MUNICIPAL BONDS & NOTES 183.3%
ALABAMA 6.1%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$10,000	$10,516
6.500% due 10/01/2053	750	788
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,166	1,066
5.250% due 05/01/2044	1,575	1,372

		13,742

ALASKA 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	2
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,080	1,081

		1,083

ARIZONA 5.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	488
5.000% due 01/01/2043	550	279
5.500% due 01/01/2054	1,500	726
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	1,100	66
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	897
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,089
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,600	2,885
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,026
5.000% due 07/01/2049	1,700	1,711

		12,167

ARKANSAS 1.3%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,011

CALIFORNIA 4.4%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	835	835
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	2,150	2,137
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	217
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,016
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,460
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,269
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,770	1,846
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	486
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	675	625

		9,891

COLORADO 7.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	8,598
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,011
4.000% due 08/01/2049	2,000	1,613

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	715	372
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	916
Denver, Colorado Airport System City & County Revenue Notes, Series 2022 5.000% due 11/15/2029	1,000	1,044
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	920
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,146
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	566
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	404

		17,590

CONNECTICUT 0.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,138

DELAWARE 2.2%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,148
7.120% due 07/01/2037	870	794

		4,942

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/29/2036	1,625	1,750
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,050

		2,800

FLORIDA 7.2%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	740	693
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,950	1,700
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,650	1,348
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	896
4.000% due 07/01/2046	1,000	883
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,172
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,600	1,550
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	910	901
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	886
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,500	1,057
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,006
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,028
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,159

		16,279

GEORGIA 6.1%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,600	720
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	1,616
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	1,927
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	8,488
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	977

		13,728

HAWAII 0.6%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,359

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

ILLINOIS 12.4%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,002
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,764
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,385
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,023
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	945	255
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,000	893
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	1,950
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	9,830
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	2,445	416
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	844
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	510
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (c)	1,000	536
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,500	3,593

		28,001

INDIANA 2.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,250	1,218
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,710	1,246
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	2,280	2,277
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	849

		5,590

IOWA 2.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,530	2,421
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	2,062	2,086
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	800	715

		5,222

KANSAS 1.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	677	101
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	3,085	2,829

		2,930

LOUISIANA 6.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	2,654
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,499
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	3,684
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	642
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,780	1,787
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,331

		13,597

MAINE 0.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,723

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	445

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	938
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	942
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,250	1,222
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	2,500	2,569

		5,671

MICHIGAN 5.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,280	1,380
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	1,000	896
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	1,200	1,240
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	2,975
4.000% due 12/01/2048	2,000	1,711
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	2,328	2,308
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	72	75
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	823
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	548

		11,956

MINNESOTA 0.8%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	500	465
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,302

		1,767

MISSOURI 2.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,522
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2039	600	529
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048 (a)	1,150	1,211
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,015

		5,277

NEVADA 2.9%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,200	3,769
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,700	1,724
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	1,041

		6,534

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,714	2,541

NEW JERSEY 11.1%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	2,600	2,432
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	2,983	2,547
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,608
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	1,995
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,000
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,400	1,427
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	908

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,012
5.250% due 06/15/2043	1,000	1,019
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,520
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	244
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,034
5.000% due 06/01/2046	5,595	5,207

		24,953

NEW YORK 23.4%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	1,000	951
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	4,000	3,478
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,014
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,780	1,567
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	2,867	687
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,022
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	772
5.000% due 04/01/2045	2,300	2,339
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	4,000	4,100
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,000	2,140
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	10,883
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,248
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	927
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,625	1,096
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,250	1,069
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,334
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,163
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	1,500	1,206
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	392
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	575	488
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,000	1,755
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	1,500	1,394
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,750	2,430
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	1,500	1,249
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,374
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	2,635	2,676

		52,754

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	850	425

OHIO 5.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	869
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	36,500	3,567
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	1,888
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,945
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,054
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	850	783

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,000	695
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	455	482

		11,283

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	572

OREGON 2.6%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,061
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,268
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,590	345
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2047	875	639
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,310	608
5.000% due 06/15/2052	1,000	1,022

		5,943

PENNSYLVANIA 6.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,153
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,640
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,750	1,559
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,108
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	4,349
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2046	2,250	2,310
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	841

		14,960

PUERTO RICO 7.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	28,000	1,662
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,908	2,032
0.000% due 11/01/2051	2,815	1,240
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,034
4.000% due 07/01/2041	1,700	1,372
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	2,715	1,687
5.000% due 07/01/2062	122	116
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	79	51
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	2,500
0.000% due 07/01/2051 (c)	10,000	1,865
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,495	3,935

		17,494

RHODE ISLAND 1.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,196
5.000% due 06/01/2050	2,000	1,873

		3,069

SOUTH CAROLINA 2.7%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	4,898
5.500% due 12/01/2053	1,100	1,097

		5,995

TENNESSEE 4.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	678

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	700	488
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,931
5.250% due 09/01/2024	5,000	5,015

		11,112

TEXAS 18.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	373
12.000% due 12/01/2045	1,000	835
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	500	511
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	2,500	2,164
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	1,946
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	627
0.000% due 08/15/2037 (c)	3,500	1,645
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	972
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,000	1,044
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,283
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,250	1,089
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,155
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	980
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	1,300	948
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,344
5.000% due 01/01/2048	1,250	1,231
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	4,000	4,079
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,008
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	900	930
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	499
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,380	1,362
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,503
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,580	3,655
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	801
5.000% due 10/15/2057	2,380	2,445
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	1,500	1,522
5.000% due 10/15/2058 (a)	1,000	1,029
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,160	959

		40,939

UTAH 3.1%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,085

VIRGINIA 3.6%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	3,850	3,559
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	460
5.000% due 07/01/2034	1,470	1,331
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	2,849

		8,199

WASHINGTON 0.8%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,155	1,705

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

WEST VIRGINIA 1.5%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,010
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	2,500	2,288

		3,298

WISCONSIN 6.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,586
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	3,000	1,845
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	362
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	796
4.000% due 07/01/2056	500	344
4.500% due 06/01/2056	820	553
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	7,000	2,246
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	695	695
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	2,965
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,920	1,616

		14,008

Total Municipal Bonds & Notes (Cost $449,200)		413,778

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Freddie Mac 4.140% due 01/25/2040	1,995	1,751

Total Non-Agency Mortgage-Backed Securities (Cost $1,872)		1,751

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (g) 2.3%		5,147

Total Short-Term Instruments (Cost $5,147)		5,147

Total Investments in Securities (Cost $456,219)		420,676

Total Investments 186.4% (Cost $456,219)		$420,676
Auction Rate Preferred Shares (64.3)%		(145,125)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (17.0)%		(38,441)
Other Assets and Liabilities, net (5.1)%		(11,421)

Net Assets Applicable to Common Shareholders 100.0%		$225,689

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,393	$2,547	1.13%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,679	1,206	0.53

						$5,072	$3,753	1.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$5,147	U.S. Treasury Notes 0.250% due 09/30/2025	$(5,250)	$5,147	$5,147

Total Repurchase Agreements						$(5,250)	$5,147	$5,147

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$13,742	$0	$13,742
	Alaska			0	1,083	0	1,083
	Arizona			0	12,167	0	12,167
	Arkansas			0	3,011	0	3,011
	California			0	9,891	0	9,891
	Colorado			0	17,590	0	17,590
	Connecticut			0	2,138	0	2,138
	Delaware			0	4,942	0	4,942
	District of Columbia			0	2,800	0	2,800
	Florida			0	16,279	0	16,279
	Georgia			0	13,728	0	13,728
	Hawaii			0	1,359	0	1,359
	Illinois			0	28,001	0	28,001
	Indiana			0	5,590	0	5,590
	Iowa			0	5,222	0	5,222
	Kansas			0	2,930	0	2,930
	Louisiana			0	13,597	0	13,597
	Maine			0	1,723	0	1,723
	Maryland			0	445	0	445
	Massachusetts			0	5,671	0	5,671
	Michigan			0	11,956	0	11,956
	Minnesota			0	1,767	0	1,767
	Missouri			0	5,277	0	5,277
	Nevada			0	6,534	0	6,534
	New Hampshire			0	2,541	0	2,541
	New Jersey			0	24,953	0	24,953
	New York			0	52,754	0	52,754

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

North Dakota	0	425	0	425
Ohio	0	11,283	0	11,283
Oklahoma	0	572	0	572
Oregon	0	5,943	0	5,943
Pennsylvania	0	14,960	0	14,960
Puerto Rico	0	17,494	0	17,494
Rhode Island	0	3,069	0	3,069
South Carolina	0	5,995	0	5,995
Tennessee	0	11,112	0	11,112
Texas	0	40,939	0	40,939
Utah	0	7,085	0	7,085
Virginia	0	8,199	0	8,199
Washington	0	1,705	0	1,705
West Virginia	0	3,298	0	3,298
Wisconsin	0	14,008	0	14,008
Non-Agency Mortgage-Backed Securities	0	1,751	0	1,751
Short-Term Instruments
Repurchase Agreements	0	5,147	0	5,147

Total Investments	$0	$420,676	$0	$420,676

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced